Accrued Expenses (Details) - Schedule of accrued expenses and other current liabilities - Leafly Holdings, Inc.[Member] - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Accrued Expenses (Details) - Schedule of accrued expenses and other current liabilities [Line Items]
Employee-related liabilities	$ 3,526	$ 2,805	$ 923
Lease liability		183
Accrued legal costs	430
Other accrued expenses	1,280	550	833
Total liabilities	$ 5,236	$ 3,538	$ 2,035